Related Parties Transactions	12 Months Ended
Dec. 31, 2024
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 15:- RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect services agreements with certain companies that are affiliated with Formula, Sapiens’ parent company (most recently since December 23, 2014 and thereafter), and Asseco, Sapiens’ ultimate parent company, pursuant to which the Company has received services amounting to $21,931, $18,819 and $14,813, in aggregate for the years ended December 31, 2024, 2023 and 2022. In addition, during the years ended December 31, 2024, 2023 and 2022, the Company purchased from those affiliated companies an aggregate of $245, $316 and $109 of hardware and software.

During the years ended December 31, 2024, 2023 and 2022, Asseco provided back office and professional services and fixed assets to one of the Company’s subsidiary, Sapiens Software Solutions (Poland) Sp. z o.o in an amount of $168, $165 and $181, respectively.

As of December 31, 2024, and 2023, the Company had trade payables balances due to its related parties in amount of $3,633 and $1,233, respectively. In addition, as of December 31, 2024 and 2023, the Company had trade receivables balances due from its related parties in amount of $823 and $1,008, respectively.